Litigation - Provisions - General information (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Legal proceedings provision [abstract]
Legal provisions	€ 779	€ 537	€ 528	€ 491